CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	3 Months Ended		4 Months Ended	6 Months Ended	7 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Sep. 30, 2019	Jun. 30, 2020	Dec. 31, 2019	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Cash Flows from Operating Activities:
Net income	$ (1,080,978)	$ 5,697,071			$ 2,331,442		$ (20,522,282)
Adjustments to reconcile net income to net cash used in operating activities:
Interest earned on marketable securities held in Trust Account	(4,136)	(869,270)			(1,261,596)		(1,016,670)
Change in fair value of warrant liabilities	850,001	(5,125,000)	$ 333,333	$ (2,616,667)	(2,183,333)	$ 2,408,333	20,650,000	$ (2,218,333)
Transaction costs allocable to warrant liabilities			(636,669)		636,669			(636,669)
Changes in operating assets and liabilities:
Prepaid expenses	(73,500)	(23,625)			(125,000)		75,000
Accounts payable and accrued expenses	(52,236)	(43,518)			136,694		22,253
Income taxes payable		152,069			208,612		(2,768)
Net cash used in operating activities	(360,848)	(212,273)			(256,512)		(794,467)
Cash Flows from Investing Activities:
Investment of cash in Trust Account					(275,000,000)
Cash withdrawn from Trust Account to pay franchise and income taxes							334,927
Net cash provided by (used in) investing activities					(275,000,000)		334,927
Cash Flows from Financing Activities:
Proceeds from sale of Units, net of underwriting discounts paid					269,500,000
Proceeds from Issuance of Warrants					7,500,000
Proceeds from promissory notes - related party					231,366
Repayment of promissory notes - related party					(231,366)
Payment of offering costs					(437,880)
Net cash provided by financing activities					276,562,120
Net decrease in cash	(360,848)	(212,273)			1,305,608		(459,540)
Cash - beginning of period	846,068	1,305,608	$ 0	$ 1,305,608	0	$ 1,305,608	1,305,608
Cash - end of period	485,220	1,093,335			1,305,608		846,068	$ 1,305,608
Supplemental cash flow information:
Cash paid for income taxes							213,233
Non-cash investing and financing activities:
Deferred offering costs	1,200,000
Initial classification of Class A common stock subject to redemption					243,609,820
Change in value of Class A common stock subject to possible redemption	$ (1,080,971)	$ 5,697,071			2,969,403		$ (20,522,284)
Initial classification of warrant liabilities					18,300,000
Deferred underwriting fee payable					9,625,000
Offering costs paid directly by Sponsor in exchange for the issuance of Class B common stock to Sponsor					$ 25,000